UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------

Check here if Amendment [  ];                   Amendment Number:

   This Amendment (Check only one):
       [  ] is a restatement.   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altima Partners LLP
Address:  11 Slingsby Place
          St. Martins Courtyard
          London, WC2E 9AB
          United Kingdom

Form 13F File Number: 28-13517

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm Goddard
Title:  Partner
Phone:  011-44-20-7968-6400

Signature, Place, and Date of Signing:

/s/ Malcolm Goddard    London, England    Otober 19, 2012
-------------------    ---------------    ---------------
[Signature]             [City, State]     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:


Number of Other Included Managers: 5

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $47,705  (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  1
    --
Form 13F File Number 28-13521
Name:  Mark Donegan
       ------------

No.  2
    --
Form 13F File Number 28-13519
Name:  Altima Advisors Americas L.P.
       -----------------------------

No.  3
    --
Form 13F File Number 28-13518
Name:  Altima Services UK Limited
       --------------------------

No.  4
    --
Form 13F File Number 28-13520
Name:  Altima International Limited
       ----------------------------

No.  5
    --
Form 13F File Number 28-13522
Name:  Joseph Carvin
       -------------

                                 FORM 13F INFORMATION TABLE



Column 1                      Column 2       Column 3    Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF        CUSIP       VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None
CADIZ INC                     COM NEW        127537207    13,312   1,370,951             DEFINED   1         1,370,951
INTEROIL CORP                 COM            460951106    32,437     419,845             DEFINED   1           419,845
CADIZ INC                     COM NEW        127537207     1,956     201,467             DEFINED   3,4         201,467
